Pending Merger Agreement and Contingent Value Rights (Details) $ in Millions	May 19, 2026 USD ($)
Pending Merger Agreement and Contingent Value Rights [Line Items]
Pre-merger percent	1.51%
Common shares outstanding percent	20.00%
Gross proceeds	$ 150
Mentari [Member]
Pending Merger Agreement and Contingent Value Rights [Line Items]
Ownership percent	98.49%